Personnel expenses - Sensitivity analysis of essential assumptions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	(1.00%)	(1.00%)	(1.00%)
Increase in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Defined benefit obligation after reasonable decrease in actuarial assumption	kr 204	kr 230	kr 235
Defined benefit obligation after reasonable increase in actuarial assumption	148	155	156
Service cost after reasonable decrease in actuarial assumption	4	4	4
Service cost after reasonable increase in actuarial assumption	3	2	2
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	6	6	5
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	7	7	7
Expected lifetime
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation after reasonable decrease in actuarial assumption	167	180	182
Defined benefit obligation after reasonable increase in actuarial assumption	178	197	200
Service cost after reasonable decrease in actuarial assumption	3	3	3
Service cost after reasonable increase in actuarial assumption	3	3	3
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	6	6	6
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	kr 7	kr 7	kr 7
Increase in actuarial assumption (in years)	1 year	1 year	1 year
Decrease in actuarial assumption (in years)	1 year	1 year	1 year